Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member]	Common Class B [Member] Common Stock [Member]
Beginning balance at Mar. 18, 2021	$ 0	$ 0	$ 0		$ 0		$ 0
Beginning Balance (in shares) at Mar. 18, 2021					0		0
Issuance of Class B ordinary shares to Sponsor	25,000	24,014					$ 986
Issuance of Class B ordinary shares to Sponsor,shares							9,857,142
Net loss	(25,822)		(25,822)			$ (25,822)
Ending Balance at Mar. 31, 2021	(822)	24,014	(25,822)		$ 0		$ 986
Ending Balance (in shares) at Mar. 31, 2021					0		9,857,142
Beginning balance at Mar. 18, 2021	0	0	0		$ 0		$ 0
Beginning Balance (in shares) at Mar. 18, 2021					0		0
Issuance of Class B ordinary shares to Sponsor	25,000	24,014					$ 986
Issuance of Class B ordinary shares to Sponsor,shares							9,857,142
Net loss	(59,311)		(59,311)
Ending Balance at Dec. 31, 2021	(34,311)	24,014	(59,311)		$ 0		$ 986
Ending Balance (in shares) at Dec. 31, 2021					0		9,857,142
Excess of cash received over fair value of private placement warrants	1,440,000	1,440,000
Remeasurement of Class A ordinary shares to redemption amount	(22,186,565)	(1,464,014)	(20,722,551)
Net loss	(255,835)		(255,835)	$ (113,514)		$ (142,321)
Ending Balance at Mar. 31, 2022	$ (21,036,711)	$ 0	$ (21,037,697)		$ 0		$ 986
Ending Balance (in shares) at Mar. 31, 2022					0		9,857,142